                       SMITH BARNEY VARIABLE ACCOUNT FUNDS



                                  ANNUAL REPORT



                                December 31, 1999







 This report is authorized for distribution to shareholders and to others only when accompanied or preceded by a current prospectus of the Fund.

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Variable Account Funds for the year ended December 31, 1999. This letter briefly discusses general economic and market conditions.

Please note that the investment portfolios in Smith Barney Variable Account Funds may be consolidated into other substantially similar existing funds. In this regard, an application may be filed for a Securities and Exchange Commission Order of Substitution to consolidate these portfolios. Please further note that the U.S. Government/High Quality Securities Portfolio and The Reserve Account Portfolio both have insufficient assets to invest in accordance with their stated investment objectives, and we suggest that you consider contacting your financial consultant or Nationwide at 1-800-848-6331 to arrange a transfer of your assets from these funds to other available funds.


Market and Economic Overview
The year and the decade ended with stock market indexes around the world posting exceptional returns. All of the major U.S. stock market indexes set new records for 1999 and for the fifth year in a row posted double-digit returns. The 85.59% return of the NASDAQ Composite Index 1 for the year was the best in history by a major U.S. stock market index.

The technology sector, comprised of companies in telecommunications, the Internet and computer hardware and software businesses, posted the biggest gains for the year. The return of the NASDAQ Composite Index was due to the fact that it holds the biggest percentage of technology companies among the major stock market indexes.

Large-capitalization stocks, as measured by the Standard & Poor's 500 Index ("S&P 500") 2 (which returned 21.03% for the year), and small-capitalization growth stocks as measured by the Russell 1000 Growth Index 3 (which advanced 33.16%), continued their unprecedented growth. The worldwide economic recovery continued in 1999, with most foreign stock markets ending the year on a positive note.






-------
1 The NASDAQ Composite Index is comprised of approximately 4,500 stocks traded over the counter. It is a value-weighted index calculated on price change only and does not include income.
2 The Standard & Poor's 500 Index is a market capitalization-weighted measure of 500 widely held common stocks.
3 The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Perhaps the most striking aspect about the stock market's double-digit returns in 1999 was that they were achieved while interest rates increased. The Federal Reserve Board ("Fed") raised interest rates three times in 1999 as an inflationary precaution. Rising interest rates generally lead to a decline in stock prices. However, most stock investors remained optimistic that the U.S. economy would continue its remarkable growth and stock prices continued to advance. Conversely, bond investors' reaction to rising interest rates was less favorable, as most bond prices slipped.

In our view, we expect continued volatility in the financial markets due to ongoing uncertainty regarding inflation and the future direction of interest rates. The strength of the U.S. economy may lead the Fed to raise rates in 2000. 4 Over the long-term, however, we think that the fundamentals for both stocks and bonds remain favorable.


Income and Growth Portfolio
The Income and Growth Portfolio ("Portfolio") seeks current income and long-term growth of capital. The Portfolio invests primarily, but not exclusively, in common stocks. The Income and Growth Portfolio is managed conservatively with a 'bottom-up' value approach. (A bottom-up approach to investing focuses on the potential outstanding performance of individual companies rather than considering the impact of major economic trends. Value investing consists of consists of identifying securities of companies that are believed to be undervalued in the market.) For the 12-month period ended December 31, 1999, the Portfolio returned a negative 2.74%. In comparison, the S&P 500 returned 21.03% for the same time period.

Last year's strong stock performance was a continuation of a multi-year bull market in large-capitalization growth stocks. Solid earnings reports and the continued strength of the U.S. economy contributed to the increase in many share prices. The positive stock market performance contrasted with the performance of the U.S. bond market, where yields rose and returns were negative, especially longer maturity issues.

Bond investors feared that the continued strength of the economy would lead to higher inflation. In an attempt to prevent inflation, the Fed raised interest rates three times in 1999 by a total of 0.75%.

In 1999, U.S. stock prices increased while bond prices declined. In the manager's opinion, it is unlikely that the same market conditions will occur in 2000. The performance of the markets will be in large part determined by the actions of the Fed. If the Fed continues to raise interest rates, stock prices may be vulnerable. The manager continues to believe however, that the Fed will limit rate increases, as inflation should remain low. Looking ahead, stocks should continue to perform well, powered by strong earnings increases. (Of course, past performance is not indicative of future results.)


-------
4 On Wednesday, February 2, 2000 the Federal Reserve Board raised short-term interest rates 25 basis points to5.75% after this letter was written.

The U.S. Government/High Quality Securities Portfolio
The U.S. Government/High Quality Securities Portfolio ("Portfolio") seeks high current income and security of principal from a portfolio made up primarily of U.S. government obligations and other high-quality fixed income obligations. The Portfolio currently has insufficient assets to enable it to invest in accordance with its investment program. As of December 31, 1999, the Portfolio only held Agency Discount Notes.

For the 12-month period ended December 31, 1999, the Portfolio returned 2.55%. In comparison, the Lehman Brothers GNMA Index returned 1.86% for the same period. (Past performance is not indicative of future results. The Lehman Brothers GNMA Index is composed of 15-year and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.)


The Reserve Account Portfolio
The Reserve Account Portfolio's ("Portfolio") objective is to invest in money market instruments to help provide stability and short- and intermediate-term securities to provide enhanced return. . The Portfolio currently has insufficient assets to enable it to invest in accordance with its investment program.

For the 12-month period ended December 31, 1999 the Portfolio had a total return of 3.40%. In comparison, the Salomon Smith Barney One-Year Treasury Index returned 4.04%. (Past performance is not indicative of future results. The Salomon Smith Barney 1-Year Treasury Index is composed of one 1-Year United States Treasury Bond whose return is tracked until its maturity. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.)

In closing, thank you for your investment in Smith Barney Variable Account Funds. We look forward to helping you pursue your investment needs in the new century.

Sincerely,


/s/ Heath B. McLendon


Heath B. McLendon
Chairman

January 25, 2000

                           Income and Growth Portfolio

Historical Performance

                      Net Asset Value
               ------------------------------
                 Beginning          End          Income       Capital Gain        Total
Year Ended        of Year         of Year       Dividends     Distributions    Returns(1)
--------------------------------------------------------------------------------------------
12/31/99          $13.98          $10.97          $0.24           $2.59             (2.74)%
--------------------------------------------------------------------------------------------
12/31/98           17.29           13.98           0.49            4.98             12.89
--------------------------------------------------------------------------------------------
12/31/97           14.69           17.29           0.10            1.38             28.11
--------------------------------------------------------------------------------------------
12/31/96           15.24           14.69           0.56            3.24             21.02
--------------------------------------------------------------------------------------------
12/31/95           13.05           15.24           0.44            0.94             27.56
--------------------------------------------------------------------------------------------
12/31/94           14.93           13.05           0.39            1.02             (3.12)
--------------------------------------------------------------------------------------------
12/31/93           14.36           14.93           0.57            1.45             18.61
--------------------------------------------------------------------------------------------
12/31/92           13.76           14.36           0.50            0.48             11.48
--------------------------------------------------------------------------------------------
12/31/91           10.93           13.76           0.58            0.00             31.34
--------------------------------------------------------------------------------------------
12/31/90           12.66           10.93           0.66            0.00             (8.37)
--------------------------------------------------------------------------------------------
Total                                             $4.53          $16.08
--------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Returns (1)

-----------------------------------------------------------------------------
Year Ended 12/31/99                                                   (2.74)%
-----------------------------------------------------------------------------
Five Years Ended 12/31/99                                             16.74
-----------------------------------------------------------------------------
Ten Years Ended 12/31/99                                              12.82
-----------------------------------------------------------------------------
Inception* to 12/31/99                                                12.52
-----------------------------------------------------------------------------

Cumulative Total Return

------------------------------------------------------------------------------
12/31/89 to 12/31/99                                                 234.22%
------------------------------------------------------------------------------

(1)  Assumes reinvestment of all dividends and capital gain distributions.

*    The inception date for the Income and Growth Portfolio is July 20, 1989.

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                    Growth of $10,000 Invested in Shares of
                        the Income and Growth Portfolio
                       vs. Standard & Poor's 500 Index*

--------------------------------------------------------------------------------
                        December 1989 -- December 1999

                                    [GRAPH]


                                   Income &
                                    Growth           S&P 500
                Date               Portfolio          Index
                ----               ---------         -------
                12/89                10,000           10,000
                12/90                 9,163            9,689
                12/91                12,034           12,634
                12/92                13,416           13,596
                12/93                15,913           15,037
                12/94                15,417           15,234
                12/95                19,634           20,950
                12/96                23,761           25,758
                12/97                30,441           34,351
                12/98                34,365           44,223
                12/99                33,423           53,525


* Hypothetical illustration of $10,000 invested in shares at December 31, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1999. The Standard & Poor's 500 Index is an index of widely held common stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq Market. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                    Growth of $10,000 Invested in Shares of
                        the Income and Growth Portfolio
                       vs. Standard & Poor's 500 Index*
--------------------------------------------------------------------------------

                             [PLOT POINTS TO COME]

* Hypothetical illustration of $10,000 invested in shares at December 31, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1999. The Standard & Poor's 500 Index is an index of widely held common stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq Market. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

                U.S. Government/High Quality Securities Portfolio

Historical Performance

                   Net Asset Value
                --------------------
                Beginning      End       Income      Capital Gain        Total
Year Ended       of Year     of Year    Dividends    Distributions    Returns(1)
--------------------------------------------------------------------------------
12/31/99         $10.40      $10.63       $0.03          $0.00            2.55%
--------------------------------------------------------------------------------
12/31/98          12.66       10.40        1.06           1.23            0.22
--------------------------------------------------------------------------------
12/31/97          12.90       12.66        0.04           0.90            5.43
--------------------------------------------------------------------------------
12/31/96          13.66       12.90        1.22           0.00            3.34
--------------------------------------------------------------------------------
12/31/95          12.46       13.66        0.94           0.00           17.20
--------------------------------------------------------------------------------
12/31/94          13.35       12.46        0.84           0.00           (0.35)
--------------------------------------------------------------------------------
12/31/93          13.44       13.35        0.87           0.02            5.91
--------------------------------------------------------------------------------
12/31/92          13.45       13.44        0.89           0.05            6.91
--------------------------------------------------------------------------------
12/31/91          12.74       13.45        0.87           0.02           12.58
--------------------------------------------------------------------------------
12/31/90          12.54       12.74        0.82           0.00            8.11
--------------------------------------------------------------------------------
Total                                     $7.58          $2.22
--------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Returns (1)

--------------------------------------------------------------------------------
Year Ended 12/31/99                                                       2.55%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                                                 5.59
--------------------------------------------------------------------------------
Ten Years Ended 12/31/99                                                  6.07
--------------------------------------------------------------------------------
Inception* to 12/31/99                                                    6.11
--------------------------------------------------------------------------------

Cumulative Total Return

--------------------------------------------------------------------------------
12/31/89 to 12/31/99                                                     80.23%
--------------------------------------------------------------------------------

(1)  Assumes reinvestment of all dividends and capital gain distributions.

* The inception date for the U.S. Government/High Quality Securities Portfolio is July 31, 1989.

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of
             the U.S. Government/High Quality Securities Portfolio
                        vs. Lehman Brothers GNMA Index*

--------------------------------------------------------------------------------


                                    [GRAPH]


                            U.S. Government/         Lehman
                             High Quality             GNMA
          Date            Securities Portfolio        Index
         ------           --------------------       ------
          12/89                 10,000               10,000
          12/90                 10,811               11,058
          12/91                 12,171               11,235
          12/92                 13,012               12,068
          12/93                 13,766               12,862
          12/94                 13,733               12,669
          12/95                 16,095               14,828
          12/96                 16,632               15,649
           6/97                                      16,282
          12/97                 17,535               17,141
          12/98                 17,574               18,268
       12/31/99                 18,023               18,620


* Hypothetical illustration of $10,000 invested in shares at December 31, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1999. The Lehman Brothers GNMA Index is composed of 15-year and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

                            Reserve Account Portfolio

Historical Performance

                                            Net Asset Value
                                    ------------------------------
                                      Beginning          End          Income       Capital Gain        Total
Year Ended                             of Year         of Year       Dividends     Distributions    Returns(1)
-----------------------------------------------------------------------------------------------------------------
12/31/99                                $7.36           $7.61          $0.00           $0.00             3.40%
-----------------------------------------------------------------------------------------------------------------
12/31/98                                 7.70            7.36           0.27            0.00            (0.89)
-----------------------------------------------------------------------------------------------------------------
12/31/97                                10.99            7.70           0.25            3.19             1.36
-----------------------------------------------------------------------------------------------------------------
12/31/96                                12.71           10.99           1.92            0.00             1.57
-----------------------------------------------------------------------------------------------------------------
12/31/95                                12.39           12.71           0.74            0.05             8.83
-----------------------------------------------------------------------------------------------------------------
12/31/94                                12.75           12.39           0.58            0.03             1.99
-----------------------------------------------------------------------------------------------------------------
12/31/93                                12.86           12.75           0.69            0.01             4.59
-----------------------------------------------------------------------------------------------------------------
12/31/92                                13.08           12.86           0.78            0.07             4.82
-----------------------------------------------------------------------------------------------------------------
12/31/91                                12.66           13.08           0.89            0.03            10.64
-----------------------------------------------------------------------------------------------------------------
12/31/90                                12.55           12.66           0.93            0.00             8.30
-----------------------------------------------------------------------------------------------------------------
Total                                                                  $7.05           $3.38
-----------------------------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Returns (1)

-----------------------------------------------------------------------------
Year Ended 12/31/99                                                   3.40%
-----------------------------------------------------------------------------
Five Years Ended 12/31/99                                             2.80
-----------------------------------------------------------------------------
Ten Years Ended 12/31/99                                              4.40
-----------------------------------------------------------------------------
Inception* to 12/31/99                                                4.54
-----------------------------------------------------------------------------

Cumulative Total Return

-----------------------------------------------------------------------------
12/31/89 to 12/31/99                                                  53.81%
--------------------------------------------------------------------------------

(1)  Assumes reinvestment of all dividends and capital gain distributions.

*    The inception date for the Reserve Account Portfolio is August 2, 1989.

                   Growth of $10,000 Invested in Shares of
                         the Reserve Account Portfolio
                vs. Salomon Smith Barney 1-Year Treasury Index*
--------------------------------------------------------------------------------


                           Reserve               Salomon Brothers
      Date             Account Portfolio         1-Year Treasury
      ----             -----------------         ----------------
      12/89                 10,000                   10,000
      12/90                 10,830                   10,893
      12/91                 11,982                   11,846
      12/92                 12,559                   12,417
      12/93                 13,135                   12,893
      12/94                 13,396                   13,232
      12/95                 14,579                   14,302
      12/96                 14,808                   15,114
      12/97                 15,010                   16,038
      12/98                 14,876                   16,983
      12/99                 15,381                   17,669

* Hypothetical illustration of $10,000 invested in shares at December 31, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1999. The Salomon Smith Barney 1-Year Treasury Index is composed of one 1-Year United States Treasury Bond whose return is tracked until its maturity. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

--------------------------------------------------------------------------------
Schedules of Investments                                       December 31, 1999
--------------------------------------------------------------------------------
                           INCOME AND GROWTH PORTFOLIO

            SHARES                         SECURITY                                        VALUE
----------------------------------------------------------------------------------------------------

COMMON STOCK - 100%
----------------------------------------------------------------------------------------------------
Aerospace/Defense - 1.7
                    3,200               Honeywell International, Inc.                      184,600
----------------------------------------------------------------------------------------------------
Auto - Cars/Light Trucks - 1.5%
                    2,300               General Motors Corp.                               167,181
----------------------------------------------------------------------------------------------------
Banking - 8.0%
                    4,500                 Bank Of America Corp.                              225,844
                    5,250                 Chase Manhattan Corp.                              407,859
                    7,000                 Mellon Financial  Corp.                            238,438
----------------------------------------------------------------------------------------------------
                                                                                             872,141
----------------------------------------------------------------------------------------------------
Conglomerates - 4.2%
                    3,000                 General Electric Co.                               464,250
----------------------------------------------------------------------------------------------------
Consumer Products - 9.5%
                    6,500                 Avon Products, Inc.                                214,500
                    4,000                 International Paper Co.                            225,750
                    3,500                 Kimberly Clark Corp.                               228,375
                   10,000                 Masco Corp.                                        253,750
                    2,000                 McGraw-Hill Cos., Inc                              123,250
----------------------------------------------------------------------------------------------------
                                                                                           1,045,625
----------------------------------------------------------------------------------------------------
Electrical Equipment -  2.9%
                    5,500                 Emerson Electric Co.                               315,563
----------------------------------------------------------------------------------------------------
Electric Utilities - 5.5%
                    7,400                 Duke Energy Corp.                                  370,925
                    7,000                 Unicom Corp.                                       234,500
----------------------------------------------------------------------------------------------------
                                                                                             605,425
----------------------------------------------------------------------------------------------------
Energy Oil Integrated - International - 10.8%
                    4,500                 Chevron Corp.                                      389,812
                    6,440                 Exxon Mobil Corp.                                  518,823
                    9,000                 Williams Cos., Inc.                                275,063
----------------------------------------------------------------------------------------------------
                                                                                           1,183,698
----------------------------------------------------------------------------------------------------
Energy - Refining and Marketing - 5.8%
                    2,918                 E.I. du Pont Nemours & Co.                         192,223
                   10,000                 Enron Corp.                                        443,750
----------------------------------------------------------------------------------------------------
                                                                                             635,973
----------------------------------------------------------------------------------------------------
Food Processing - 2.4%
                    7,500                 PepsiCo, Inc.                                      264,375
----------------------------------------------------------------------------------------------------



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1999
--------------------------------------------------------------------------------

                           INCOME AND GROWTH PORTFOLIO

                SHARES          SECURITY                                        VALUE
-----------------------------------------------------------------------------------------
Insurance - Multi-Line - 11.8%
                    1,500      CIGNA Corp.                                       $120,844
                    5,000      Chubb Corp.                                        281,562
                    6,000      Hartford Financial Services Group, Inc.            284,250
                    5,000      Marsh & McLennan Cos., Inc.                        478,438
                    4,000      UnumProvident  Corp.                               128,250
-----------------------------------------------------------------------------------------
                                                                                1,293,344
-----------------------------------------------------------------------------------------
Metals - 2.7%
                    3,500      Alcoa, Inc.                                        290,500
-----------------------------------------------------------------------------------------
Office Automation & Equipment - 3.9%
                    5,500      Pitney Bowes, Inc.                                 265,719
                    7,000      Xerox Corp.                                        158,812
-----------------------------------------------------------------------------------------
                                                                                  424,531
-----------------------------------------------------------------------------------------
Oil Well Equipment & Services - 8.5%
                    3,000      Atlantic Richfield                                 259,500
                    2,800      BP Amoco PLC                                       166,075
                   10,000      Conoco Inc., Class A Shares                        247,500
                    6,141      Conoco Inc., Class B Shares                        152,757
                    2,500      Halliburton Co.                                    100,625
-----------------------------------------------------------------------------------------
                                                                                  926,457
-----------------------------------------------------------------------------------------
Pharmaceuticals - 7.5%
                    5,000      American Home Products Corp.                       197,187
                    4,500      Bristol-Myers Squibb Co.                           288,844
                      800      Dow Chemical Corp.                                 106,900
                    5,000      Pharmacia & Upjohn Inc.                            225,000
-----------------------------------------------------------------------------------------
                                                                                  817,931
-----------------------------------------------------------------------------------------
Railroads - 0.8%
                    2,000      Union Pacific Corp                                  87,250
-----------------------------------------------------------------------------------------
Telecommunications - 12.5%
                    7,500      AT&T Corp.                                         380,625
                    4,200      GTE Corp.                                          296,363
                    5,922      SBC Communications, Inc.                           288,697
                    6,000      Sprint Corp. (Fon Group)                           403,875
-----------------------------------------------------------------------------------------
                                                                                1,369,560
-----------------------------------------------------------------------------------------
                               TOTAL INVESTMENTS
                               (Cost - $9,256,925*)                           $10,948,404
-----------------------------------------------------------------------------------------

  * Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1999
--------------------------------------------------------------------------------
                U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO

     FACE
    AMOUNT                     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------------
AGENCY DISCOUNT NOTES - 100%
       $755,000                Federal Home Loan Mortgage Discount Note
                                          1.500% due 1/3/00 (Cost - $754,937*)              $754,937
----------------------------------------------------------------------------------------------------

  * Aggregate cost for Federal income tax purposes is substantially the same.






                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1999
--------------------------------------------------------------------------------

                            RESERVE ACCOUNT PORTFOLIO

     FACE
    AMOUNT                               SECURITY                                 VALUE
----------------------------------------------------------------------------------------------------
AGENCY DISCOUNT NOTES - 100%
       $27,000                   Federal Home Loan Mortgage Discount Note
                                   1.500% due 1/3/00 (Cost - $26,998*)             $26,998
----------------------------------------------------------------------------------------------------

  * Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities                          December 31, 1999
--------------------------------------------------------------------------------

                                                                           U.S. Gov't./
                                                     Income and            High Quality             Reserve
                                                       Growth               Securities              Account
                                                      Portfolio             Portfolio              Portfolio
-----------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at value (Cost --- $9,256,925
       $754,937 and $26,998, respectively)             $10,948,404               $754,937                $26,998
    Cash                                                       ---                    382                    443
    Receivable for securities sold                         108,294                    ---                    ---
    Dividends and interest receivable                       15,562                    ---                    ---
    Receivable from investment manager                         ---                 14,501                 28,679
    Other assets                                               ---                     43                     38
-----------------------------------------------------------------------------------------------------------------
    Total Assets                                        11,072,260                769,863                 56,158
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Payable to bank                                        135,588                    ---                    ---
    Management fees payable                                  5,654                    ---                    ---
    Deferred compensation                                      ---                  3,471                  3,463
    Payable for Fund shares purchased                          383                     27                      2
    Accrued expenses                                        19,437                 10,647                 10,040
-----------------------------------------------------------------------------------------------------------------
    Total Liabilities                                      161,062                 14,145                 13,505
-----------------------------------------------------------------------------------------------------------------
Total Net Assets                                       $10,911,198               $755,718                $42,653
-----------------------------------------------------------------------------------------------------------------
NET ASSETS:
    Par value of shares of beneficial interest                $994                    $71                     $6
    Capital paid in excess of par value                  7,170,033                737,779                 43,355
    Undistributed (overdistributed)
      net investment income                                140,900                 17,868                   (708)
    Accumulated net realized gain
      from security transactions                         1,907,792                    ---                    ---
    Net unrealized appreciation of investments           1,691,479                    ---                    ---
-----------------------------------------------------------------------------------------------------------------
Total Net Assets                                       $10,911,198               $755,718                $42,653
-----------------------------------------------------------------------------------------------------------------
Shares Outstanding                                         994,187                 71,118                  5,606
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, per share                                  $10.97                 $10.63                  $7.61
-----------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Operations                    For the Year Ended December 31, 1999
--------------------------------------------------------------------------------


                                                                           U.S. Gov't./
                                                         Income and        High Quality            Reserve
                                                           Growth           Securities             Account
                                                          Portfolio          Portfolio            Portfolio
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                              $8,544             $28,447               $1,906
     Dividends                                            262,474                 ---                  ---
     Less: Foreign withholding tax                           (280)                ---                  ---
-----------------------------------------------------------------------------------------------------------
   Total Investment Income                                270,738              28,447                1,906
-----------------------------------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                              77,096               3,796                  216
     Audit and legal                                       27,504              17,217               17,000
     Shareholder and system servicing fees                 13,503               3,000                5,000
     Trustees' fees                                         1,935               2,846                3,242
     Custody                                                1,588                 ---                  ---
     Other                                                  6,226               1,642                5,226
-----------------------------------------------------------------------------------------------------------
     Total Expenses                                       127,852              28,501               30,684
     Less: Management fee waiver and
              expense reimbursement (Note 2)                  ---             (20,066)             (30,203)
-----------------------------------------------------------------------------------------------------------
     Net Expenses                                         127,852               8,435                  481
-----------------------------------------------------------------------------------------------------------
Net Investment Income                                     142,886              20,012                1,425
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 3):
     Realized Gain From Security Transactions
     (excluding short-term securities):
        Proceeds from sales                             7,567,887                 ---                  ---
        Cost of securities sold                         5,660,095                 ---                  ---
-----------------------------------------------------------------------------------------------------------
     Net Realized Gain                                  1,907,792                 ---                  ---
-----------------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation
     of Investments:
         Beginning of year                              4,000,945                 ---                  ---
         End of year                                    1,691,479                 ---                  ---
-----------------------------------------------------------------------------------------------------------
     Decrease in Net Unrealized Appreciation           (2,309,466)                ---                  ---
-----------------------------------------------------------------------------------------------------------
Net Loss on Investments                                  (401,674)                ---                  ---
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in
     Net Assets From Operations                         ($258,788)           $ 20,012               $1,425
-----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

Statements of Changes in Net Assets



                                                                                  For the Years Ended December 31,
Income and Growth Portfolio                                                         1999                   1998
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income                                                         $142,886               $226,314
     Net realized gain                                                            1,907,792              2,388,392
     Decrease in net unrealized appreciation                                     (2,309,466)              (850,939)
-------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations                             (258,788)             1,763,767
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                         (222,147)              (396,112)
     Net realized gains                                                          (2,393,210)            (4,050,110)
-------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders                   (2,615,357)            (4,446,222)
-------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
     Net proceeds from sale of shares                                                36,670                358,924
     Net asset value of shares issued for reinvestment of dividends               2,615,357              4,446,222
     Cost of shares reacquired                                                   (2,645,117)            (4,580,223)
-------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                              6,910                224,923
-------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                           (2,867,235)            (2,457,532)
NET ASSETS:
     Beginning of year                                                           13,778,433             16,235,965
-------------------------------------------------------------------------------------------------------------------
     End of year*                                                               $10,911,198            $13,778,433
-------------------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                                 $140,900               $220,184
-------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

                                                                                For the Years Ended December 31,
U.S. Government/High Quality Securities Portfolio                                 1999                      1998
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income                                                       $20,012                    $2,542
     Net realized gain                                                               ---                       ---
     Decrease in net unrealized appreciation                                         ---                       ---
-------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                                       20,012                     2,542
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                        (2,850)                  (90,126)
     Net realized gains                                                              ---                  (104,745)
-------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders                    (2,850)                 (194,871)
-------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
     Net proceeds from sale of shares                                             29,053                   231,508
     Net asset value of shares issued for reinvestment of dividends                2,850                   194,871
     Cost of shares reacquired                                                  (266,347)                 (878,215)
-------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Fund Share Transactions                        (234,444)                 (451,836)
-------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                          (217,282)                 (644,165)
NET ASSETS:
     Beginning of year                                                           973,000                 1,617,165
-------------------------------------------------------------------------------------------------------------------
     End of year*                                                               $755,718                  $973,000
-------------------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                               $17,868                      $710
-------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

                                                                                 For the Years Ended December 31,
Reserve Account Portfolio                                                           1999                 1998
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss)                                                  $1,425                ($802)
     Net realized gain                                                                ---                  ---
     Increase in net unrealized appreciation                                          ---                  ---
---------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations                              1,425                 (802)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                            ---               (2,677)
     Net realized gains                                                               ---                  ---
---------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders                        ---               (2,677)
---------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
     Net proceeds from sale of shares                                                 ---                1,997
     Net asset value of shares issued for reinvestment of dividends                   ---                2,677
     Cost of shares reacquired                                                    (15,184)             (41,761)
---------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Fund Share Transactions                          (15,184)             (37,087)
---------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                            (13,759)             (40,566)
NET ASSETS:
     Beginning of year                                                             56,412               96,978
---------------------------------------------------------------------------------------------------------------
     End of year*                                                                 $42,653              $56,412
---------------------------------------------------------------------------------------------------------------
* Includes overdistributed net investment income of:                                ($708)             ($2,133)
---------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     1.    SIGNIFICANT ACCOUNTING POLICIES

     Smith Barney Variable Account Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is sold exclusively for use with variable annuity contracts. The Fund consists of three separate investment portfolios ("Portfolios"): Income and Growth, U.S. Government/High Quality Securities and Reserve Account Portfolios. Shares of the Fund are offered only to insurance company separate accounts that fund certain annuity and variable life insurance contracts.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S government and agency obligations are valued at the mean between bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income, adjusted for accretion of original issue discount, is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, for the Income & Growth and U.S. Government/High Quality Securities Portfolio a portion of undistributed net investment income amounting to $23 and $4 was reclassified to paid-in capital, respectively. Net investment income, net realized gains and net assets were not affected by this change; (j) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     2.    MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATED PERSONS

     SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager of the Fund. The Income and Growth, U.S. Government/High Quality Securities and Reserve Account Portfolios pay SSBC a management fee calculated at the annual rates of 0.60%, 0.45% and 0.45%, respectively, on average daily net assets. These fees are calculated daily and paid monthly. For the year ended December 31, 1999, SSBC waived all of its management fees and reimbursed expenses of $16,270 and $29,987 for the U.S. Government/High Quality Securities and Reserve Account Portfolios, respectively.

     CFBDS, Inc. acts as the Fund's distributor. For the year ended December 31, 1999, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, received brokerage commissions of $2,517.

     All officers and one Trustee of the Fund are employees of SSB.

     3.  INVESTMENTS

     During the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                                       U.S. Govt./
                                    Income and        High Quality         Reserve
                                      Growth           Securities          Account
                                    Portfolio           Portfolio         Portfolio
==========================================================================================
Purchases                           $5,296,683             ---               ---
------------------------------------------------------------------------------------------
Sales                                7,567,887             ---               ---
==========================================================================================

     At December 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                       U.S. Govt./
                                    Income and        High Quality         Reserve
                                      Growth           Securities          Account
                                    Portfolio           Portfolio         Portfolio
==========================================================================================
Gross unrealized appreciation       $2,550,248             ---               ---
Gross unrealized depreciation         (858,769)            ---               ---
------------------------------------------------------------------------------------------
Net unrealized appreciation         $1,691,479             ---               ---
==========================================================================================

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     4.    REPURCHASE AGREEMENTS

     The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the seller at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5.    SHARES OF BENEFICIAL INTEREST

     At December 31, 1999, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Portfolio.

     Transactions in shares of each Portfolio were as follows:

                                                           Year Ended                Year Ended
                                                        December 31, 1999         December 31, 1998
======================================================================================================
Income and Growth Portfolio
Shares sold                                                        2,788                     23,858
Shares issued on reinvestment                                    220,891                    321,957
Shares reaquired                                                (214,967)                  (299,350)
------------------------------------------------------------------------------------------------------
Net Increase                                                       8,712                     46,465
======================================================================================================
U.S. Gov't./High Quality Securities Portfolio
Shares sold                                                        2,794                     19,525
Shares issued on reinvestment                                        273                     18,756
Shares reaquired                                                 (25,519)                   (72,448)
------------------------------------------------------------------------------------------------------
Net Decrease                                                     (22,452)                   (34,167)
======================================================================================================
Reserve Account Portfolio
Shares sold                                                          ---                        271
Shares issued on reinvestment                                        ---                        362
Shares reaquired                                                  (2,063)                    (5,557)
------------------------------------------------------------------------------------------------------
Net Decrease                                                      (2,063)                    (4,924)
======================================================================================================

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each year ended December 31:

Income and Growth Portfolio                   1999        1998         1997       1996       1995
====================================================================================================
Net Asset Value, Beginning of Year         $ 13.98     $ 17.29      $ 14.69    $ 15.24    $ 13.05
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                       0.16        0.29         0.47       0.57       0.45
  Net realized and unrealized gain (loss)    (0.34)       1.87         3.61       2.68       3.12
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          (0.18)       2.16         4.08       3.25       3.57
----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.24)      (0.49)       (0.10)     (0.56)     (0.44)
  Net realized gains                         (2.59)      (4.98)       (1.38)     (3.24)     (0.94)
----------------------------------------------------------------------------------------------------
Total Distributions                          (2.83)      (5.47)       (1.48)     (3.80)     (1.38)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $ 10.97     $ 13.98      $ 17.29    $ 14.69    $ 15.24
----------------------------------------------------------------------------------------------------
Total Return                                 (2.74)%     12.89%       28.11%     21.02%     27.56%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $10,911     $13,778      $16,236    $20,812    $29,782
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    1.00%       0.76%        0.77%      0.74%      0.77%
  Net investment income                       1.11        1.53         2.18       2.39       2.77
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         42%         49%          38%        30%        46%
====================================================================================================

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each year ended December 31:

U.S. Government/High
Quality Securities Portfolio                   1999(1)     1998(1)     1997       1996       1995
===================================================================================================
Net Asset Value, Beginning of Year           $10.40      $12.66      $12.90     $13.66     $12.46
---------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (3)                   0.26        0.03        0.72       1.22       0.94
   Net realized and unrealized gain (loss)      ---         ---       (0.02)     (0.76)      1.20
---------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.26        0.03        0.70      (0.46)      2.14
---------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                      (0.03)      (1.06)      (0.04)     (1.22)     (0.94)
   Net realized gains                           ---       (1.23)      (0.90)       ---        ---
---------------------------------------------------------------------------------------------------
Total Distributions                           (0.03)      (2.29)      (0.94)     (1.22)     (0.94)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $10.63      $10.40      $12.66     $12.90     $13.66
---------------------------------------------------------------------------------------------------
Total Return                                   2.55%       0.22%       5.43%      3.34%     17.20%
---------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $756        $973      $1,617     $2,876     $4,856
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses (3)                                1.00%       1.00%       1.00%      0.98%      0.87%
   Net investment income                       2.37        0.22        4.33       6.30       6.36
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           0%          0%         43%        13%         0%
===================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Under a voluntary fee waiver whereby the aggregate expenses of the Portfolio may not exceed 1.00% of the average daily net assets for any year, the investment manager waived all or a portion of its fees in the amount of $0.05 per share (0.45% of average net assets) in 1999, $0.05 per share (0.45% of average net assets) in 1998 and $0.08 per share (0.49% of average net assets) in 1997. The investment manager also reimbursed the Portfolio for $16,270, $4,832 and $719 in expenses for the years ended December 31, 1999, 1998 and 1997, respectively.

     If such fees were not waived and expenses reimbursed, the net investment income (loss) per share would have been $0.00, ($0.07) and $0.64 and the expense ratio would have been 3.37%, 1.86% and 1.49%, for the years ended December 31, 1999, 1998 and 1997, respectively.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each year ended December 31:

Reserve Account Portfolio                       1999(1)    1998(1)     1997      1996       1995
===================================================================================================
Net Asset Value, Beginning of Year             $7.36      $7.70      $10.99    $12.71     $12.39
---------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss) (2)             0.25      (0.07)       0.15      1.92       0.73
   Net realized and unrealized gain (loss)       ---        ---         ---     (1.72)      0.38
---------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.25      (0.07)       0.15      0.20       1.11
---------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         ---      (0.27)      (0.25)    (1.92)     (0.74)
   Net realized gains                            ---        ---       (3.19)      ---      (0.05)
---------------------------------------------------------------------------------------------------
Total Distributions                              ---      (0.27)      (3.44)    (1.92)     (0.79)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $7.61      $7.36      $ 7.70    $10.99     $12.71
---------------------------------------------------------------------------------------------------
Total Return                                    3.40%     (0.89)%      1.36%     1.57%      8.83%
---------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                   $43        $56         $97      $435     $2,315
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses (2)                                 1.00%      1.00%       1.00%     1.00%      0.97%
   Net investment income (loss)                 2.96      (1.00)       1.59      4.98       5.30
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            0%         0%          0%        0%        17%
===================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Under a voluntary fee waiver whereby the aggregate expenses of the Portfolio may not exceed 1.00% of the average daily net assets for any year, the investment manager waived all or a portion of its fees in the amount of $0.03 per share (0.45% of average net assets) in 1999, $0.03 per share (0.45% of average net assets) in 1998, $1.61 per share (10.65% of average net assets) in 1997 and $0.15 per share (0.45% of average net assets) in 1996. The investment manager also reimbursed the Portfolio for $29,987, $15,552, $19,395 and $19,891 in expenses for the years ended
     December 31, 1999, 1998, 1997 and 1996 respectively.


     If such fees were not waived and expenses reimbursed, the net investment income (loss) per share would have been $(4.38), $(1.56), $(1.76) and $1.27 and the expense ratio would have been 63.63%, 20.81%, 11.65% and 2.79%, for the years ended December 31, 1999, 1998, 1997 and 1996, respectively.

--------------------------------------------------------------------------------
Additional Information (unaudited)
--------------------------------------------------------------------------------

On April 19, 1999, a special meeting of shareholders of the Fund was held for the purpose of electing Directors to the Fund.

The results of the vote were as follows:

                                           Percentage                    Percentage
                          Shares Voted     of Shares     Shares Voted    of Shares
    Name of Director          For            Voted          Against        Voted
====================================================================================
Lee Abraham              1,066,953.220       99.922%        836.230         0.078%

Allan J. Bloostein       1,066,953.220       99.922         836.230         0.078

Jane F. Dasher           1,066,953.220       99.922         836.230         0.078

Donald R. Foley          1,066,953.220       99.922         836.230         0.078

Richard E. Hanson, Jr.   1,066,953.220       99.922         836.230         0.078

Paul Hardin              1,066,953.220       99.922         836.230         0.078

Heath B. McLendon        1,066,953.220       99.922         836.230         0.078

Roderick C. Rasmussen    1,066,953.220       99.922         836.230         0.078

John P. Toolan           1,066,953.220       99.922         836.230         0.078
====================================================================================

--------------------------------------------------------------------------------
TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

For Federal tax purposes the Income & Growth Portfolio hereby designates for the fiscal year ended December 31, 1999:

     * A corporate dividends received deduction of 100%.

     * Total long-term capital gain distributions paid of $2,363,282.